FINANCIAL RISK MANAGEMENT ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments	The Group’s financial assets and liabilities are classified as set out below:

Figures in millions - US Dollars	At fair value through profit or loss	At fair value through other comprehensive income	At amortised cost
2024

Financial assets
Other investments	1	53	—
Trade, other receivables and other assets	48	—	111
Loan receivable	—	—	463
Cash restricted for use	—	—	61
Cash and cash equivalents	—	—	1,425

Financial liabilities
Borrowings	—	—	1,984
Lease liabilities	—	—	141
Trade and other payables	—	—	727
Derivative financial liabilities	—	—	—
Bank overdraft	—	—	28

2023

Financial assets
Other investments	1	—	—
Trade, other receivables and other assets	48	—	33
Loan receivable	—	—	506
Cash restricted for use	—	—	68
Cash and cash equivalents	—	—	964

Financial liabilities
Borrowings	—	—	2,239
Lease liabilities	—	—	171
Trade and other payables (1)	—	—	560
Derivative financial liabilities	15	—	—
Bank overdraft	—	—	9

2022

Financial assets
Other investments	1	2	—
Trade, other receivables and other assets	12	—	31
Cash restricted for use	—	—	60
Cash and cash equivalents	—	—	1,108

Financial liabilities
Borrowings	—	—	1,983
Lease liabilities	—	—	186
Trade and other payables (1)	—	—	507
Derivative financial liabilities	6	—	—
Bank overdraft	—	—	2

(1) Comparative figures have been reclassified. Refer to Note 28.

Figures in millions - US Dollars	2024		2023
	Financial asset/(liability)	Income statement loss	Financial liability	Income statement gain / (loss)
Summary of derivatives

Gold zero-cost collars	—	(71)	(15)	(13)
Brent Crude oil forward contracts	—	—	—	1

A reconciliation of the deferred compensation assets included in the statement of financial position is set out in the following table:

	US Dollar millions
Figures in millions	2024	2023	2022
Opening balance	48	12	25
Unwinding of the deferred compensation assets	4	1	1
Changes in estimates - fair value adjustments (1)	3	14	(13)
Sale of Gramalote	—	22	—
Part repayment of deferred compensation asset	(6)	—	—
Translation	(1)	(1)	(1)
Closing balance (2)	48	48	12

(1)Included in the income statement in foreign exchange and fair value adjustments.
(2)Included in the statement of financial position in current and non-current trade, other receivables and other assets.

Quantitative data for entity's exposure to risk	The table below shows the significant currency exposure which arises mainly on borrowings and cash denominated in a currency other than the functional currency of entities within the Group. The amounts have been presented in US dollar by converting the foreign currency amount at the closing rate at the reporting date.

	US Dollars
Figures in millions	2024	2023	2022

Cash and cash equivalents
Argentinean peso	97	89	116
South African rand	56	50	88
Australian dollar	59	47	33
Ghanaian cedi	51	28	4

Borrowings
Australian dollar	—	—	38
Tanzanian shilling	—	126	88

	US Dollar millions
Figures in millions	2024	2023	2022

Fixed rate instruments
Borrowings	1,741	1,738	1,735
Joint venture loan receivable	463	506	—

Variable rate instruments
Cash restricted for use	61	68	60
Cash and cash equivalents	929	742	805
Borrowings	243	501	248

Sensitivity analysis for types of market risk	The following table discloses the approximate foreign exchange risk sensitivities at 31 December (assuming all other variables remain constant). Management reasonably expects profit or loss to increase/(decrease) by the following sensitivities:

		US Dollar millions
Figures in millions		2024	2023	2022

Cash and cash equivalents
Argentinean peso (ARS/$)	Spot +10%	(9)	(8)	(6)
South African rand (ZAR/$)	Spot +10%	(5)	(5)	(7)
Australian dollar (AUD/$)	Spot +10%	(5)	(4)	(2)
Ghanaian cedi (GHS/$)	Spot +10%	(5)	(3)	—

Argentinean peso (ARS/$)	Spot -10%	11	10	7
South Africa rand (ZAR/$)	Spot -10%	6	6	9
Australian dollar (AUD/$)	Spot -10%	7	5	2
Ghanaian cedi (GHS/$)	Spot -10%	6	3	—

Borrowings
Tanzanian shilling (TZS/$)	Spot +10%	—	11	9
Australian dollar (AUD/$)	Spot +10%	—	—	2

Tanzanian shilling (TZS/$)	Spot -10%	—	(14)	(11)
Australian dollar (AUD/$)	Spot -10%	—	—	(2)

The following table shows the approximate interest rate sensitivities of financial assets and financial liabilities at 31 December
(assuming that all other variables remain constant).
Management reasonably expects profit or loss to increase/(decrease) by the following sensitivities:

		US Dollar millions
Figures in millions		2024	2023	2022

Cash and cash equivalents
United States dollar	1% increase	7	5	5
Australian dollar	1% increase	1	—	1
South African rand	1% increase	1	—	1
Argentinean peso	1% increase	1	1	3

Borrowings
United States dollar	1% increase	(2)	(4)	(1)
Australian dollar	1% increase	—	—	(1)
Tanzanian shilling	1% increase	—	(1)	(2)

Maturity analysis for financial liabilities	The contractual maturities of undiscounted financial liabilities, including interest payments, are as follows:

Figures in millions - US Dollars	Within one year	Between one and two years	Between two and five years	After five years	Total

2024
Non-derivative financial liabilities
Trade and other payables	727	—	—	—	727
Bank overdraft	28	—	—	—	28
Borrowings	157	82	1,144	1,231	2,614
Lease liabilities	85	35	27	22	169
	997	117	1,171	1,253	3,538

2023
Derivative financial liabilities
Gold zero-cost collar	15	—	—	—	15

Non-derivative financial liabilities
Trade and other payables (1)	560	—	—	—	560
Bank overdraft	9	—	—	—	9
Borrowings	312	160	1,255	1,277	3,004
Lease liabilities	75	65	18	29	187
	971	225	1,273	1,306	3,775

2022
Derivative financial liabilities
Oil forward contracts	6	—	—	—	6

Non-derivative financial liabilities
Trade and other payables (1)	507	—	—	—	507
Bank overdraft	2	—	—	—	2
Borrowings	102	249	326	2,098	2,775
Lease liabilities	79	63	59	2	203
	696	312	385	2,100	3,493
(1)Comparative figures have been reclassified. Refer to Note 28.

Disclosure of maturity analysis for non-derivative financial liabilities	The contractual maturities of undiscounted financial liabilities, including interest payments, are as follows:

Figures in millions - US Dollars	Within one year	Between one and two years	Between two and five years	After five years	Total

2024
Non-derivative financial liabilities
Trade and other payables	727	—	—	—	727
Bank overdraft	28	—	—	—	28
Borrowings	157	82	1,144	1,231	2,614
Lease liabilities	85	35	27	22	169
	997	117	1,171	1,253	3,538

2023
Derivative financial liabilities
Gold zero-cost collar	15	—	—	—	15

Non-derivative financial liabilities
Trade and other payables (1)	560	—	—	—	560
Bank overdraft	9	—	—	—	9
Borrowings	312	160	1,255	1,277	3,004
Lease liabilities	75	65	18	29	187
	971	225	1,273	1,306	3,775

2022
Derivative financial liabilities
Oil forward contracts	6	—	—	—	6

Non-derivative financial liabilities
Trade and other payables (1)	507	—	—	—	507
Bank overdraft	2	—	—	—	2
Borrowings	102	249	326	2,098	2,775
Lease liabilities	79	63	59	2	203
	696	312	385	2,100	3,493
(1)Comparative figures have been reclassified. Refer to Note 28.

Analysis of credit exposure	Overview of the credit risk profile of financial institutions is as follows:

	US Dollars
Figures in millions	2024	2023	2022

Cash and cash equivalents
Low (AAA to A-)	83%	82%	81%
Medium (BBB to B-)	14%	12%	11%
High (CCC+ and below)	3%	6%	8%

Restricted cash
Low (AAA to A-)	—%	16%	14%
Medium (BBB to B-)	100%	84%	86%

Disclosure of fair value measurement of assets	The table below represents financial instruments measured at fair value at the reporting date, or for which fair value is disclosed at 31 December.

Figures in millions	US Dollars
	Fair value	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Valuation method	Significant inputs	Fair value hierarchy of inputs
	As at December	As at December	As at December	As at December	As at December	As at December
Financial instrument	2024		2023		2022

At fair value through profit and loss
Deferred compensation asset - Mponeng (1)	23	23	26	26	12	12	Probability weighted discounted cash flow	The production plan over the deferred compensation period and discount rates.	Level 3
Deferred compensation asset – Gramalote (1)	25	25	22	22	—	—	Probability weighted discounted cash flow	Stage gate payments over the deferred compensation period and discount rates.	Level 3
Derivative financial liability - gold zero-cost collar contracts (2)	—	—	15	15	—	—	Black-Scholes-Merton option pricing model	Forward and spot prices, the number of outstanding ounces of gold on open contracts, risk free rates and volatilities.	Level 2
Derivative financial liability - Brent Crude oil forward contracts (2)	—	—	—	—	6	6	Black-Scholes-Merton option pricing model	Forward and spot prices, the number of outstanding barrels of oil on open contracts, risk free rates and volatilities.	Level 2
At fair value through other comprehensive income
Listed equity investments	53	53	—	—	2	2			Level 1
At amortised cost
Borrowings - Rated bonds	1,631	1,741	1,567	1,738	1,578	1,735			Level 1
Borrowings - Revolving Credit Facilities	243	243	501	501	248	248	Discounted cash flow	Market related interest rates	Level 3
Joint venture loan receivable	463	463	506	506	—	—	Discounted cash flow	Market related interest rates	Level 3

(1)Included in the statement of financial position in current and non-current trade, other receivables and other assets.
(2)Included in the statement of financial position in current trade and other payables.

Disclosure of fair value measurement of liabilities	The table below represents financial instruments measured at fair value at the reporting date, or for which fair value is disclosed at 31 December.

Figures in millions	US Dollars
	Fair value	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Valuation method	Significant inputs	Fair value hierarchy of inputs
	As at December	As at December	As at December	As at December	As at December	As at December
Financial instrument	2024		2023		2022

At fair value through profit and loss
Deferred compensation asset - Mponeng (1)	23	23	26	26	12	12	Probability weighted discounted cash flow	The production plan over the deferred compensation period and discount rates.	Level 3
Deferred compensation asset – Gramalote (1)	25	25	22	22	—	—	Probability weighted discounted cash flow	Stage gate payments over the deferred compensation period and discount rates.	Level 3
Derivative financial liability - gold zero-cost collar contracts (2)	—	—	15	15	—	—	Black-Scholes-Merton option pricing model	Forward and spot prices, the number of outstanding ounces of gold on open contracts, risk free rates and volatilities.	Level 2
Derivative financial liability - Brent Crude oil forward contracts (2)	—	—	—	—	6	6	Black-Scholes-Merton option pricing model	Forward and spot prices, the number of outstanding barrels of oil on open contracts, risk free rates and volatilities.	Level 2
At fair value through other comprehensive income
Listed equity investments	53	53	—	—	2	2			Level 1
At amortised cost
Borrowings - Rated bonds	1,631	1,741	1,567	1,738	1,578	1,735			Level 1
Borrowings - Revolving Credit Facilities	243	243	501	501	248	248	Discounted cash flow	Market related interest rates	Level 3
Joint venture loan receivable	463	463	506	506	—	—	Discounted cash flow	Market related interest rates	Level 3

(1)Included in the statement of financial position in current and non-current trade, other receivables and other assets.
(2)Included in the statement of financial position in current trade and other payables.